Employee Stock Plans - Schedule of Cash Dividends Declared Per Share (Details) - $ / shares		12 Months Ended
	Jun. 22, 2026	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Share-Based Payment Arrangement [Abstract]
Cash dividends declared per share (in dollars per share)	$ 0.55	$ 1.99	$ 1.59	$ 1.02